Loans and Financing (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Loans and financing		R$ 4,650,363	R$ 3,678,444		R$ 3,188,531	R$ 3,142,383
Loans received		4,694,957	3,587,697
Gross debt		4,694,957	3,738,269
Transaction cost		(44,594)	(59,825)
Net debt		4,650,363	3,678,444
Loans and financing, current		278,838	579,770
Loans and financing, noncurrent		4,371,525	3,098,674
Caixa Economica Federal [Member]
IfrsStatementLineItems [Line Items]
Loans and financing		7,664	9,580
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Loans and financing		[1]	150,572	[1]	140,337	108,983
Foreign Currency [Member] | Par Bond [Member] | National Treasury Department [Member]
IfrsStatementLineItems [Line Items]
Contract	[1]	Par Bond
Issue date	[1]	May 20, 1998
Number of installments		1
Final maturity	[1]	04.11.2024
Finance charges	[1]	Half-yearly
Contractual financial charges p.y.	[1]	6.0% + 0.20%
Effective interest rate p.y.	[1]	6.0% + 0.20%
Contract amount	[1]	R$ 17,315
Loans and financing	[1]		89,058
Foreign Currency [Member] | Par Bond And Discount Bond [Member] | National Treasury Department [Member]
IfrsStatementLineItems [Line Items]
Company	[1]	Copel
Allocation	[1]	Debt negotiation
Guarantees	[1]	Guarantees deposited
Foreign Currency [Member] | Discount Bond [Member] | National Treasury Department [Member]
IfrsStatementLineItems [Line Items]
Contract	[1]	Discount Bond
Issue date	[1]	May 20, 1998
Number of installments		1
Final maturity	[1]	04.11.2024
Finance charges	[1]	Half-yearly
Contractual financial charges p.y.	[1]	1% + 0.20%
Effective interest rate p.y.	[1]	1% + 0.20%
Contract amount	[1]	R$ 12,082
Loans and financing	[1]		61,514
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Loans and financing		4,650,363	3,527,872		R$ 3,048,194	R$ 3,033,400
Local Currency [Member] | Banco Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Loans and financing		751,673	641,207
Local Currency [Member] | Caixa Economica Federal [Member]
IfrsStatementLineItems [Line Items]
Loans and financing		1,037,946
Local Currency [Member] | Banco Do Nordeste Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Loans and financing		718,835	626,043
Local Currency [Member] | Banco Do Brasil B N D E S Transfer [Member]
IfrsStatementLineItems [Line Items]
Loans and financing		R$ 60,720	72,109
Local Currency [Member] | C C B [Member] | Banco Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Contract	[2]	CCB 306.401.381
Company	[2]	Copel HOL
Allocation		Working capital.
Guarantees		Credit assignment
Issue date	[2]	Jul. 21, 2015
Number of installments		2
Final maturity	[2]	03.25.2023
Finance charges	[2]	Quarterly
Contractual financial charges p.y.	[2]	135.00% of DI
Effective interest rate p.y.	[2]	145.46% of DI
Contract amount	[2]	R$ 640,005
Loans and financing	[2]		641,207
Local Currency [Member] | C C B 1 [Member] | Banco Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Contract		CCB 265.901.903
Company		Copel DIS
Issue date		Jun. 29, 2022
Number of installments		2
Final maturity		06.24.2025
Finance charges		Quarterly
Contractual financial charges p.y.		DI + spread 1,25%
Effective interest rate p.y.		DI + spread 2,14%
Contract amount		R$ 750,000
Loans and financing		R$ 751,673
Local Currency [Member] | Commercial Papers [Member] | Caixa Economica Federal [Member]
IfrsStatementLineItems [Line Items]
Contract		Commercial paper
Company		Copel GET
Allocation		Partial amortization of the 3rd, 4th and 5th debenture issues and meeting various short-term obligations, including energy purchases, regulatory obligations and dividends.
Guarantees		Personal guarantee
Issue date		Sep. 10, 2022
Number of installments		2
Final maturity		09.10.2025
Finance charges		Half-yearly
Contractual financial charges p.y.		DI + spread 1,22%
Effective interest rate p.y.		DI + spread 1,31%
Contract amount		R$ 1,000,000
Loans and financing		R$ 1,037,946
Local Currency [Member] | Contract 1 [Member] | Caixa Economica Federal [Member]
IfrsStatementLineItems [Line Items]
Contract		415.855-22/14
Company		Copel DIS
Allocation		Rural Electricity Program
Guarantees		Own revenue; issue of promissory notes and commercial duplicates.
Issue date		Mar. 31, 2015
Number of installments		120
Final maturity		12.08.2026
Finance charges		Monthly
Contractual financial charges p.y.		6.0%
Effective interest rate p.y.		6.0%
Contract amount		R$ 16,984
Loans and financing		R$ 7,664	9,580
Local Currency [Member] | Contract 2 [Member] | Banco Do Nordeste Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Contract		35202166127989
Company		Jandaíra I
Allocation		Implementation of Jandaíra Wind Complex
Guarantees		Bank guarantee
Issue date		May 31, 2021
Number of installments		192
Final maturity		06.15.2038
Finance charges		Monthly
Contractual financial charges p.y.		2.7086% + IPCA
Effective interest rate p.y.		3.0107% + IPCA
Contract amount		R$ 21,687
Loans and financing		R$ 17,969	7,312
Local Currency [Member] | Contract 3 [Member] | Caixa Economica Federal [Member]
IfrsStatementLineItems [Line Items]
Allocation		Implementation of Jandaíra Wind Complex
Local Currency [Member] | Contract 3 [Member] | Banco Do Nordeste Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Contract		35202164527986
Company		Jandaíra II
Guarantees		Bank guarantee
Issue date		May 31, 2021
Number of installments		192
Final maturity		06.15.2038
Finance charges		Monthly
Contractual financial charges p.y.		2.2161% + IPCA (1) and 2.7086% + IPCA (1)
Effective interest rate p.y.		3.0107% + IPCA
Contract amount		R$ 56,421
Loans and financing		R$ 46,644	18,424
Local Currency [Member] | Contract 4 [Member] | Banco Do Nordeste Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Contract		35202162927987
Company		Jandaíra III
Allocation		Implementation of Jandaíra Wind Complex
Guarantees		Bank guarantee
Issue date		May 31, 2021
Number of installments		192
Final maturity		06.15.2038
Finance charges		Monthly
Contractual financial charges p.y.		2.7086% + IPCA
Effective interest rate p.y.		3.0107% + IPCA
Contract amount		R$ 65,158
Loans and financing		R$ 53,843	21,645
Local Currency [Member] | Contract 5 [Member] | Banco Do Nordeste Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Contract		35202160027984
Company		Jandaíra IV
Allocation		Implementation of Jandaíra Wind Complex
Guarantees		Bank guarantee
Issue date		May 31, 2021
Number of installments		192
Final maturity		06.15.2038
Finance charges		Monthly
Contractual financial charges p.y.		2.2161% + IPCA (1) and 2.7086% + IPCA (1)
Effective interest rate p.y.		3.0107% + IPCA
Contract amount		R$ 65,421
Loans and financing		R$ 54,053	22,058
Local Currency [Member] | Contract 6 [Member] | Banco Do Nordeste Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Contract		35201915725525
Company		Potiguar B141
Allocation		Implementation of Vilas Wind Complex.
Guarantees		Fiduciary assignment of credit rights; fiduciary assignment of rights under the O&M contract; fiduciary assignment of rights arising from the authorization; pledge of shares; fiduciary alienation of project machinery and equipment; 100% bank guarantee; fiduciary assignment of the Debt Service Reserve Accounts; fiduciary assignment of the operating reserve account (O&M); Shareholder support agreement
Issue date		Apr. 04, 2019
Number of installments		216
Final maturity		04.15.2039
Finance charges		Monthly
Contractual financial charges p.y.		IPCA + 2.3323%
Effective interest rate p.y.		IPCA + 2.3323%
Contract amount		R$ 92,138
Loans and financing		R$ 89,685	94,781
Local Currency [Member] | Contract 7 [Member] | Banco Do Nordeste Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Contract		35201922425522
Company		Potiguar B142
Allocation		Implementation of Vilas Wind Complex.
Issue date		Apr. 04, 2019
Number of installments		216
Final maturity		04.15.2039
Finance charges		Monthly
Contractual financial charges p.y.		IPCA + 2.3323%
Effective interest rate p.y.		IPCA + 2.3323%
Contract amount		R$ 92,213
Loans and financing		R$ 89,709	94,809
Local Currency [Member] | Contract 8 [Member] | Banco Do Nordeste Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Contract		35201926525533
Company		Potiguar B143
Allocation		Implementation of Vilas Wind Complex.
Issue date		Apr. 11, 2019
Number of installments		216
Final maturity		04.15.2039
Finance charges		Monthly
Contractual financial charges p.y.		IPCA + 2.3323%
Effective interest rate p.y.		IPCA + 2.3323%
Contract amount		R$ 92,138
Loans and financing		R$ 89,376	94,453
Local Currency [Member] | Contract 9 [Member] | Banco Do Nordeste Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Contract		35201910625534
Company		Ventos de Vila Paraíba IV
Allocation		Implementation of Vilas Wind Complex.
Issue date		Apr. 18, 2019
Number of installments		216
Final maturity		05.15.2039
Finance charges		Monthly
Contractual financial charges p.y.		IPCA + 2.3323%
Effective interest rate p.y.		IPCA + 2.3323%
Contract amount		R$ 92,138
Loans and financing		R$ 91,004	96,237
Local Currency [Member] | Contract 10 [Member] | Banco Do Nordeste Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Contract		352020148727169
Company		Potiguar B61
Allocation		Implementation of Vilas Wind Complex.
Issue date		Aug. 11, 2020
Number of installments		216
Final maturity		08.15.2040
Finance charges		Monthly
Contractual financial charges p.y.		IPCA + 1.4865%
Effective interest rate p.y.		IPCA + 1.4865%
Contract amount		R$ 163,886
Loans and financing		R$ 186,552	176,324
Local Currency [Member] | Contract 11 [Member] | Banco Do Brasil B N D E S Transfer [Member]
IfrsStatementLineItems [Line Items]
Contract		21/02000-0
Company		Copel GeT
Allocation		Implementation of Mauá HPP.
Guarantees		Revenue from energy sales from the plant.
Issue date		Apr. 16, 2009
Number of installments		179
Final maturity		01.15.2028
Finance charges		Monthly
Contractual financial charges p.y.		2.13% above TJLP
Effective interest rate p.y.		2.13% above TJLP
Contract amount		R$ 169,500
Loans and financing		R$ 60,720	72,109
Local Currency [Member] | Contract 12 [Member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
Contract		820989.1
Company		Copel GeT
Allocation		Implementation of Mauá HPP
Guarantees		Revenue from energy sales from the plant.
Issue date		Mar. 17, 2009
Number of installments		179
Final maturity		01.15.2028
Contractual financial charges p.y.		1.63% above TJLP
Effective interest rate p.y.		1.63% above TJLP
Contract amount		R$ 169,500
Loans and financing		R$ 60,719	72,109
Local Currency [Member] | Contract 13 [Member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
Contract		1120952.1
Allocation		Implementation of transmission line between Foz do Iguaçu and Cascavel Oeste substations.
Guarantees		Assignment of receivables; revenue from energy transmission services.
Issue date		Dec. 16, 2011
Number of installments		168
Final maturity		04.15.2026
Finance charges		Monthly
Contractual financial charges p.y.		1.82% and 1.42% above TJLP
Effective interest rate p.y.		1.82% and 1.42% above TJLP
Contract amount		R$ 44,723
Loans and financing		R$ 11,186	14,431
Local Currency [Member] | Contract 14 [Member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
Contract		1220768.1
Allocation		Implementation of Cavernoso II SHP.
Guarantees		Revenue from energy sales from the plant.
Issue date		Sep. 28, 2012
Number of installments		192
Final maturity		07.15.2029
Finance charges		Monthly
Contractual financial charges p.y.		1.36% above TJLP
Effective interest rate p.y.		1.36% above TJLP
Contract amount		R$ 73,122
Loans and financing		R$ 32,012	36,593
Local Currency [Member] | Contract 15 [Member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
Contract		13211061
Allocation		Implementation of Colíder HPP.
Issue date		Dec. 04, 2013
Number of installments		192
Final maturity		10.15.2031
Finance charges		Monthly
Contractual financial charges p.y.		0% and 1.49% above TJLP
Effective interest rate p.y.		6.43% and 7.68%
Contract amount		R$ 1,041,155
Loans and financing		R$ 615,968	680,413
Local Currency [Member] | Contract 19 [Member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
Contract		18205101
Allocation		Implementation of Baixo Iguaçu HPP.
Guarantees		Assignment of receivables
Issue date		Nov. 22, 2018
Number of installments		192
Final maturity		06.15.2035
Finance charges		Monthly
Contractual financial charges p.y.		1.94% above TJLP
Effective interest rate p.y.		8.50%
Contract amount		R$ 194,000
Loans and financing		R$ 159,948	171,447
Local Currency [Member] | Contract 16 [Member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
Contract		13210331
Allocation		Implementation of Cerquilho III substation.
Issue date		Dec. 03, 2013
Number of installments		168
Final maturity		08.15.2028
Finance charges		Monthly
Contractual financial charges p.y.		1.49% and 1.89% above TJLP
Effective interest rate p.y.		1.49% and 1.89% above TJLP
Contract amount		R$ 17,644
Loans and financing		R$ 7,502	8,758
Local Currency [Member] | Contract 17 [Member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
Contract		15206041
Allocation		Implementation of transmission line Assis - Paraguaçu Paulista II.
Issue date		Dec. 28, 2015
Number of installments		168
Final maturity		06.15.2030
Finance charges		Monthly
Contractual financial charges p.y.		2.42% above TJLP
Effective interest rate p.y.		9.04%
Contract amount		R$ 34,265
Loans and financing		R$ 16,139	18,151
Local Currency [Member] | Contract 18 [Member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
Contract		15205921
Allocation		Implementation of transmission lines Londrina - Figueira and Salto Osório - Foz do Chopim.
Issue date		Dec. 28, 2015
Number of installments		168
Final maturity		12.15.2029
Finance charges		Monthly
Contractual financial charges p.y.		2.32% above TJLP
Effective interest rate p.y.		8.93%
Contract amount		R$ 21,584
Loans and financing		R$ 9,542	10,822
Local Currency [Member] | Contract 20 [Member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
Contract		19207901- A+B+E+F+G+H
Allocation		Implementation of transmission facilities for the line: substation Medianeira; substation Curitiba Centro and Curitiba Uberaba and substation Andirá Leste.
Issue date		Jun. 03, 2020
Number of installments		279
Final maturity		12.15.2043
Finance charges		Monthly
Contractual financial charges p.y.		IPCA + 4.8165%
Effective interest rate p.y.		IPCA + 4.8570%
Contract amount		R$ 206,882
Loans and financing		R$ 200,932	185,532
Local Currency [Member] | Contract 21 [Member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
Contract		19207901- C+D+I+J
Allocation		Implementation of transmission facilities for the line: transmission line Curitiba Leste - Blumenal and Baixo Iguaçu - Realeza.
Issue date		Jun. 03, 2020
Number of installments		267
Final maturity		12.15.2043
Finance charges		Monthly
Contractual financial charges p.y.		IPCA + 4.8165%
Effective interest rate p.y.		IPCA + 4.8570%
Contract amount		R$ 225,230
Loans and financing		R$ 188,869	162,773
Local Currency [Member] | Contract 22 [Member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
Contract		14205611-C
Company		Copel DIS
Allocation		Preservation of business, improvements, operating support and general investments in the expansion and consolidation of projects and social investment programs of companies (ISE).
Guarantees		Surety of Copel; assignment of revenues and indemnity rights under the concession.
Issue date		Dec. 15, 2014
Number of installments		113
Final maturity		06.15.2024
Finance charges		Monthly
Contractual financial charges p.y.		6.0%
Effective interest rate p.y.		6.0%
Contract amount		R$ 78,921
Loans and financing		R$ 11,757	19,595
Local Currency [Member] | Contract 23 [Member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
Contract		14.2.1271.1
Company		Santa Maria
Guarantees		Surety of Copel; pledge of shares; assignment of receivables and revenues.
Issue date		Jun. 01, 2015
Number of installments		192
Final maturity		08.15.2031
Finance charges		Monthly
Contractual financial charges p.y.		1.66% above TJLP
Effective interest rate p.y.		8.26%
Contract amount		R$ 71,676
Loans and financing		R$ 34,125	37,771
Local Currency [Member] | Contract 25 [Member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
Contract		11211521
Company		GE Farol
Allocation		Construction and implementation of wind generating plants.
Guarantees		Pledge of shares; assignment of receivables from energy sales from the project; assignment of machinery and equipment.
Issue date		Mar. 19, 2012
Number of installments		192
Final maturity		06.15.2030
Finance charges		Monthly
Contractual financial charges p.y.		2.34% above TJLP
Effective interest rate p.y.		2.34% above TJLP
Contract amount		R$ 54,100
Loans and financing		R$ 29,888	33,570
Local Currency [Member] | Contract 24 [Member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
Contract		14.2.1272.1
Company		Santa Helena
Guarantees		Surety of Copel; pledge of shares; assignment of receivables and revenues.
Issue date		Jun. 01, 2015
Number of installments		192
Final maturity		08.15.2031
Finance charges		Monthly
Contractual financial charges p.y.		1.66% above TJLP
Effective interest rate p.y.		8.26%
Contract amount		R$ 82,973
Loans and financing		R$ 37,027	40,983
Local Currency [Member] | Contract 26 [Member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
Contract		11211531
Company		GE Boa Vista
Guarantees		Pledge of shares; assignment of receivables from energy sales from the project; assignment of machinery and equipment.
Issue date		Mar. 19, 2012
Number of installments		192
Final maturity		06.15.2030
Finance charges		Monthly
Contractual financial charges p.y.		2.34% above TJLP
Effective interest rate p.y.		2.34% above TJLP
Contract amount		R$ 40,050
Loans and financing		R$ 22,096	24,818
Local Currency [Member] | Contract 27 [Member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
Contract		11211541
Company		GE S.B. do Norte
Allocation		Pledge of shares; assignment of receivables from energy sales from the project; assignment of machinery and equipment.
Guarantees		Pledge of shares; assignment of receivables from energy sales from the project; assignment of machinery and equipment.
Issue date		Mar. 19, 2012
Number of installments		192
Final maturity		06.15.2030
Finance charges		Monthly
Contractual financial charges p.y.		2.34% above TJLP
Effective interest rate p.y.		2.34% above TJLP
Contract amount		R$ 90,900
Loans and financing		R$ 50,112	56,287
Local Currency [Member] | Contract 28 [Member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
Contract		11211551
Company		GE Olho D'Água
Issue date		Mar. 19, 2012
Number of installments		192
Final maturity		06.15.2030
Finance charges		Monthly
Contractual financial charges p.y.		2.34% above TJLP
Effective interest rate p.y.		2.34% above TJLP
Contract amount		R$ 97,000
Loans and financing		R$ 53,519	60,113
Local Currency [Member] | Contract 29 [Member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
Contract		18204611
Company		Cutia
Issue date		Oct. 10, 2018
Number of installments		192
Final maturity		07.15.2035
Finance charges		Monthly
Contractual financial charges p.y.		2.04% above TJLP
Effective interest rate p.y.		8.37%
Contract amount		R$ 619,405
Loans and financing		R$ 543,337	563,569
Local Currency [Member] | Contract 30 [Member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
Contract		13212221
Company		Costa
Guarantees		Assignment of receivables; 100% of pledged shares
Issue date		Dec. 03, 2013
Number of installments		168
Final maturity		11.30.2028
Finance charges		Monthly
Contractual financial charges p.y.		1.95% + TJLP
Effective interest rate p.y.		1.95% + TJLP
Contract amount		R$ 27,634
Loans and financing		R$ 12,842	14,898
Local Currency [Member] | Contract 31 [Member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
Contract		13212221
Allocation		Implementation of transmission line between Cascavel Oeste and Umuarama Sul substations and implementation of Umuarama Sul substation.
Issue date		Dec. 03, 2013
Number of installments		106
Final maturity		09.30.2023
Finance charges		Monthly
Contractual financial charges p.y.		3.5%
Effective interest rate p.y.		3.5%
Contract amount		R$ 9,086
Loans and financing		R$ 598	1,396
Local Currency [Member] | Contract 32 [Member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
Contract		14205851
Company		Marumbi
Allocation		Implementation of transmission line between Curitiba and Curitiba Leste and implementation of Curitiba Leste substation.
Issue date		Jul. 08, 2014
Number of installments		168
Final maturity		06.30.2029
Finance charges		Monthly
Contractual financial charges p.y.		2.00% + TJLP
Effective interest rate p.y.		2.00% + TJLP
Contract amount		R$ 33,460
Loans and financing		R$ 16,981	19,444
Local Currency [Member] | Contract 33 [Member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
Contract		14205851
Issue date		Jul. 08, 2014
Number of installments		106
Final maturity		04.30.2024
Finance charges		Monthly
Contractual financial charges p.y.		6.0%
Effective interest rate p.y.		6.0%
Contract amount		R$ 21,577
Loans and financing		3,020	5,285
Local Currency 1 [Member]
IfrsStatementLineItems [Line Items]
Loans and financing		R$ 2,118,119	R$ 2,238,758

[1]	On March 10, 2022, the debt was redeemed in advance, net of the collateral and escrow deposits.
[2]	Debt renegotiated in March 2021, with changes in the amortization dates and the amount of financial charges.